Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 02, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, though the Company’s long-standing practice has been for the Compensation Committee to meet each December to discuss recommendations to the Board on executive compensation adjustments for the next fiscal year. As part of this process, the Compensation Committee typically recommends, and the Board approves, the grant of equity, which historically has taken the form of stock options and RSUs, to executive employees, which are ultimately granted on the first business day of the following fiscal year. Lining up the timing of equity grants to coincide with grants made to the Board under the Company’s Non-Employee Director Compensation Program serves to ensure that management and the Board have a stake in the Company’s success and growth. We also believe this allows management, the Compensation Committee, and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the
Compensation Committee, with respect to our remaining Named Executive Officers, may also grant equity awards from time to time in recognition of a named executive officer’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, though the Company’s long-standing practice has been for the Compensation Committee to meet each December to discuss recommendations to the Board on executive compensation adjustments for the next fiscal year. As part of this process, the Compensation Committee typically recommends, and the Board approves, the grant of equity, which historically has taken the form of stock options and RSUs, to executive employees, which are ultimately granted on the first business day of the following fiscal year. Lining up the timing of equity grants to coincide with grants made to the Board under the Company’s Non-Employee Director Compensation Program serves to ensure that management and the Board have a stake in the Company’s success and growth. We also believe this allows management, the Compensation Committee, and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the
Compensation Committee, with respect to our remaining Named Executive Officers, may also grant equity awards from time to time in recognition of a named executive officer’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Named Executive Officer	Grant date	Number of Shares	Per share exercise price of the award	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Carsten Brunn, Ph.D.	1/2/2024	199,033	$19.656	$3,138,074	6%
Blaine Davis	1/2/2024	103,666	$19.656	$1,634,460	6%
Metin Kurtoglu, M.D., Ph.D.	1/2/2024	65,499	$19.656	$1,032,697	6%
Christopher Jewell, Ph.D.	1/2/2024	33,265	$19.656	$524,476	6%

Carsten Brunn, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Carsten Brunn, Ph.D.
Underlying Securities | shares		199,033
Exercise Price | $ / shares		$ 19.656
Fair Value as of Grant Date | $		$ 3,138,074
Underlying Security Market Price Change		0.06
Blaine Davis [Member]
Awards Close in Time to MNPI Disclosures
Name		Blaine Davis
Underlying Securities | shares		103,666
Exercise Price | $ / shares		$ 19.656
Fair Value as of Grant Date | $		$ 1,634,460
Underlying Security Market Price Change		0.06
Metin Kurtoglu, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Metin Kurtoglu, M.D., Ph.D.
Underlying Securities | shares		65,499
Exercise Price | $ / shares		$ 19.656
Fair Value as of Grant Date | $		$ 1,032,697
Underlying Security Market Price Change		0.06
Christopher Jewell, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher Jewell, Ph.D.
Underlying Securities | shares		33,265
Exercise Price | $ / shares		$ 19.656
Fair Value as of Grant Date | $		$ 524,476
Underlying Security Market Price Change		0.06